Redeemable Convertible Preferred Stock - Narrative (Details)	1 Months Ended																			11 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2012 USD ($) $ / shares shares	May 31, 2011 USD ($) $ / shares shares	Apr. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 shares	Jul. 07, 2020 shares
Temporary Equity [Line Items]
Issuance costs																				$ 671,828
Warrants to purchase common stock | shares																					1,353,062		24,333,365	7,520,000
Series A4 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Warrants to purchase common stock | shares																					1,836,429
Gelesis
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares																				18,446,525		18,446,525
Issuance costs																					$ 0	$ 329,000
Other income, net																					$ 781,000	$ 6,000,000
Warrants to purchase common stock | shares																				522,009	522,009	522,009
Conversion price of debt securities | $ / shares																					$ 17.27
Income (loss) on fair value of tranche rights																						$ 256,000
Proceeds from IPO																					$ 50,000,000.0
Gelesis | Series A-1
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares																			1,636,971	1,636,971	1,689,193	1,636,971
Shares issued on Conversion of debt | shares	52,222																		1,636,971
Exercise of warrants	$ 900,000
Outstanding Principal and Interest																			$ 3,200,000
Deferred Interest																			$ 400,000
Share issuance price | $ / shares																			$ 4.44
Fair Value of debt																			$ 3,200,000
Warrants to purchase common stock | shares																				74,784		74,784
Preferred stock liquidation preference per share | $ / shares																					$ 4.44
Gelesis | Series A-2
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares																		409,440		1,161,254	1,161,254	1,161,254
Outstanding Principal and Interest																		$ 700,000
Share issuance price | $ / shares																		$ 2.61
Gross proceeds from issuance of Convertible shares																		$ 1,100,000
Fair Value of debt																		$ 700,000
Preferred stock liquidation preference per share | $ / shares																					$ 2.61
Gelesis | Series A-2 | Convertible notes issued in 2011
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																		284,249
Conversion of convertible promissory notes and accrued interest into redeemable convertible preferred stock																		$ 600,000
Conversion price of preferred stock | $ / shares																		$ 1.96
Gross proceeds from issuance of Convertible shares																		$ 700,000
Gelesis | Series A-2 | 2008 Loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																		191,625
Deferred Interest																		$ 500,000
Share issuance price | $ / shares																		$ 2.61
Gelesis | Series A-2 | Pure Tech
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																		275,940
Gelesis | Series A3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares																	1,017,648			1,492,685	1,730,874	1,492,685
Exercise of warrants		$ 3,000,000.0
Share issuance price | $ / shares																	$ 3.00
Gross proceeds from issuance of Convertible shares																	$ 3,100,000
Issuance costs																	$ 10,000
Warrants to purchase common stock | shares		238,189																		238,189		238,189
Preferred stock liquidation preference per share | $ / shares																					$ 3.00
Gelesis | Series A3 Redeemable Convertible Preferred Stock [Member] | Promissory note issued in 2012
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																	219,792
Outstanding Principal and Interest																	$ 700,000
Fair Value of debt																	$ 700,000
Gelesis | Series A3 Redeemable Convertible Preferred Stock [Member] | Bridge loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																	255,245
Outstanding Principal and Interest																	$ 700,000
Conversion price of preferred stock | $ / shares																	$ 2.85
Fair Value of debt																	$ 700,000
Gelesis | Series A4 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares																				1,450,529	1,450,529	1,450,529
Number of Common shares issued per unit | shares																1,439,352
Gross proceeds from issuance of Convertible shares																$ 4,300,000
Issuance costs																11,000
Fair value of common stock																$ 2,500,000
Warrants to purchase common stock | shares																				708,493	708,493	708,493
Preferred stock liquidation preference per share | $ / shares																					$ 3.77
Gelesis | Series A4 Redeemable Convertible Preferred Stock [Member] | LLC Common Warrants
Temporary Equity [Line Items]
Share issuance price | $ / shares																$ 3.00
Percentage of purchase of one Share of common stock																50
Fair value of common stock																$ 100,000
Gelesis | Series A4 Redeemable Convertible Preferred Stock [Member] | Series A4 warrants
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares			11,177
Percentage of purchase of one Share of common stock																50
Fair value of warrant			$ 100,000													$ 1,700,000
Gelesis | Series A-5
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares													2,538,274	33,949	1,450,265					1,977,114	1,977,114	1,977,114
Shares issued on Conversion of debt | shares															492,900
Outstanding Principal and Interest															$ 4,300,000
Share issuance price | $ / shares													$ 12.41	$ 12.41	$ 12.41
Conversion price of preferred stock | $ / shares															$ 8.69
Gross proceeds from issuance of Convertible shares													$ 31,500,000	$ 400,000	$ 18,000,000.0
Fair Value of debt															4,300,000
Issuance costs													$ 100,000		$ 100,000
Preferred stock liquidation preference per share | $ / shares																					$ 12.41
Gelesis | Series Growth
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares																				2,538,274	2,538,274	2,538,274
Preferred stock liquidation preference per share | $ / shares																					$ 12.41
Gelesis | Series 2 Growth
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares								409,574				1,561,280								2,370,803	2,370,803	2,370,803
Share issuance price | $ / shares												$ 12.81
Number of Convertible shares issued per unit | shares											9,269
Gross proceeds from issuance of Convertible shares								$ 5,200,000			$ 100,000	$ 10,000,000.0
Issuance costs								$ 0	$ 0		$ 6,000	$ 200,000
Preferred stock liquidation preference per share | $ / shares																					$ 12.81
Gelesis | Series 2 Growth Tranche Rights
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares								390,320	390,320	390,320
Gross proceeds from issuance of Convertible shares									$ 5,000,000.0
Fair value of tranche rights								$ 5,000,000.0		$ 5,000,000.0
Gelesis | Series 2 Growth Initial Purchasers
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares												780,640
Gross proceeds from issuance of Convertible shares												$ 20,000,000.0
Gelesis | Series 2 Growth Subsequent Purchasers
Temporary Equity [Line Items]
Issuance costs										$ 7,000
Gelesis | Series 3 Growth
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, issued (in shares) | shares				868,558	1,158,077	818,990														5,818,895	5,818,895	5,818,895
Share issuance price | $ / shares							$ 17.27
Number of Convertible shares issued per unit | shares							2,269,831
Gross proceeds from issuance of Convertible shares				$ 15,000,000.0	$ 20,000,000.0	$ 14,100,000	$ 39,200,000
Issuance costs				$ 100,000	$ 200,000	$ 26,000	$ 300,000
Number of shares issued upon conversion | shares						775,911	775,911
Proceeds from convertible debt							$ 13,400,000
Fair value of Preferred Stock price Per Share | $ / shares							$ 17.09
Fair value of tranche rights						$ 100,000
Income (loss) on settlement of remaining tranche rights						$ 300,000
Preferred stock liquidation preference per share | $ / shares																					$ 17.27
Gelesis | Series 4 Growth
Temporary Equity [Line Items]
Preferred stock liquidation preference per share | $ / shares																					$ 20.72
Gelesis | Common Stock
Temporary Equity [Line Items]
Fair value of common stock																$ 100,000